REVENUES - Schedule of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Revenues	$ 10,730	$ 10,626	$ 21,720
US
REVENUES
Revenues	8,446	9,310	13,196
Canada
REVENUES
Revenues	8,446	9,310	13,196
UK
REVENUES
Revenues	732	1,070	7,325
Other
REVENUES
Revenues	1,552	246	1,199
Jet talk Limited (“Jet-Talk”)
REVENUES
Revenues	$ 0	$ 0	$ 3,116
Percentage of revenues	0.00%	0.00%	14.00%
Airbus
REVENUES
Revenues	$ 188	$ 318	$ 3,256
Percentage of revenues	2.00%	3.00%	15.00%
Telest
REVENUES
Revenues	$ 4,250	$ 5,326	$ 8,400
Percentage of revenues	40.00%	50.00%	39.00%
Revenues from ST Engineering iDirect ("iDirect")
REVENUES
Revenues	$ 2,605	$ 489	$ 2,074
Percentage of revenues	24.00%	5.00%	10.00%
Trustcom
REVENUES
Revenues	$ 0	$ 1,108	$ 0
Percentage of revenues	0.00%	10.00%	0.00%
MDA
REVENUES
Revenues	$ 1,497	$ 1,907	$ 0
Percentage of revenues	14.00%	18.00%	0.00%
Confidential Customer
REVENUES
Revenues	$ 1,309	$ 1,162	$ 0
Percentage of revenues	12.00%	11.00%	0.00%